CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 3,061,901	$ 934,407	$ 103,181
Accounts receivable, net of allowance of $60,000 and $60,000, respectively	193,372	320,538	693,320
Prepaid expenses	12,844	20,140	27,687
Inventories, net	100,989	203,582	225,909
Total current assets	3,369,106	1,478,667	1,050,097
EQUIPMENT, NET	197,536	169,333	133,204
OTHER ASSETS
Intangible assets, net	361,112	447,778	0
Other assets	15,867	7,170	5,070
TOTAL ASSETS	3,943,621	2,102,948	1,188,371
CURRENT LIABILITIES:
Accounts payable - trade	1,298,278	1,512,617	2,156,646
Accounts payable - related parties	7,395	12,019	2,905
Accrued expenses	81,339	72,140	24,000
Accrued expenses - related parties	644,099	657,551	1,166,049
Deferred revenue	0	55,959	63,902
Convertible notes payable	2,255,065	2,255,066	570,000
Notes payable - current portion of long term debt	0	145,186	1,165,660
Total current liabilities	4,286,176	4,710,538	5,149,162
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock	22,003	17,532	4,655
Additional paid in capital	36,917,782	32,163,386	27,565,453
Accumulated deficit	(37,285,145)	(34,791,324)	(31,533,727)
Total stockholders' deficit	(342,555)	(2,607,590)	(3,960,791)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,943,621	2,102,948	1,188,371
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	0	11	23
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015	$ 1,015